Derivative Financial Instruments and Hedge Accounting - Schedule of Items Designated as Hedged Items (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	¥ 208,446	¥ 203,339
Translating foreign operations reserve	494,116	285,670
USD foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	98,413	105,164
Translating foreign operations reserve	206,338	107,924
EUR foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	72,926	56,049
Translating foreign operations reserve	167,474	94,548
THB Foreign Operations [Member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	22,204	14,481
Translating foreign operations reserve	57,077	34,874
Other foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Change in value used for calculating hedge ineffectiveness	14,903	27,645
Translating foreign operations reserve	¥ 63,227	¥ 48,324